Retirement Plans - Schedule of Benefit Payments Expected to be Paid by Plan (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
2013	$ 8.8
2014	9.7
2015	10.5
2016	11.4
2017	12.2
Years 2018 to 2022	$ 72.9